Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

VelocitySBA, LLC (the “Company”)

Guggenheim Securities, LLC

(together, the “Specified Parties”)

Re: VelocitySBA Loan Trust 2026-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “2025.10.31_S&P Tape vF2 (12.10.25)_VSBA (Send).xlsx” provided by the Company on December 11, 2025 (the “Data File”), containing information on 449 SBA loans (the “SBA Loans”) as of October 31, 2025 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by VelocitySBA Loan Trust 2026-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “ reporting threshold” means the following:

–	Aggregate Gross Market Value were within 1% of the value stated in the Data File; Origination LTV and Current LTV were within 1%;

–	Remaining Term and Current Loan Age were within 1 month;

–	Years in Business were within 0.1 years; and,

–	Other dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Initial Data File” means an electronic data file entitled “2025.07.31_S&P Tape v7 (9.16.25).xlsx” provided by the Company on September 16, 2025, containing information on 420 SBA loans as of July 31, 2025.

•	The term “Origination System” means the computer software system that the Company uses to perform collateral analysis in their SBA loan origination.

•	The term “Servicing System” means the computer software system that the Company uses to service their SBA loans.

•	The term “Sources” means the following information provided by the Company for each Sample SBA Loan (defined below): Credit Approval Memo, screenshot from USPS.com showing the Zip Code associated with the borrower address (the “USPS Screenshot”), screenshots from the Origination System (the “Origination System Screenshots”), Articles of Organization, Fictitious Business Name Statement, Business Tax Certificate Application, screenshot from the county business filing and registration system (the “Business Filing and Registration System Screenshot”) electronic data file containing transaction history from the Servicing System (the “Borrower Transaction History Extract”), and Servicing Action Memo. We make no representation regarding the validity or accuracy of these documents or the execution of the Sources by the borrower.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 225 SBA loans from the Initial Data File using a random sampling tool. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of SBA loans we were instructed to randomly select from the Initial Data File. Of the 225 SBA loans selected from the Initial Data File, only 218 SBA loans were included in the Data File. These 218 SBA loans constituted the “Sample SBA Loans.” A listing of the Sample SBA Loans is attached hereto as Exhibit A.

B.	For each Sample SBA Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources or each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attribute	Sources / Instructions

City	Credit Approval Memo

State	Credit Approval Memo

Zip Code (Five-Digit)	Credit Approval Memo, USPS Screenshot

For Sample SBA Loan #172, the Company informed us that the Zip Code in the Credit Approval Memo was incorrect. We were instructed to compare the Zip Code to the USPS Screenshot.

Attribute	Sources / Instructions

Aggregate Gross Market Value	Credit Approval Memo, Origination System Screenshot

NAICS Code	Credit Approval Memo

Date Business Established (Month and Year)	Credit Approval Memo, Articles of Organization, Fictitious Business Name Statement, Business Tax Certificate Application, Business Filing and Registration System Screenshot

For Sample SBA Loans for which the Credit Approval Memo indicated that the borrower is a sole proprietorship, compare the Date Business Established (Month and Year) to the transaction commencement date listed on the Fictitious Business Name Statement.

For Sample SBA Loan #88, for which the Credit Approval Memo indicated that the borrower is a sole proprietorship and a Fictious Business Name Statement was unavailable, consider the Date Business Established to be January of the earliest year appearing in the Financial Analysis Summary in the Credit Approval Memo.

Number of Years in Business	Recompute as the number of days from the Date Business Established to and including the Cut-off Date divided by 360.

Company Name	Credit Approval Memo Variations due to truncation, punctuation, or abbreviation are not to be considered exceptions.

Risk Rating or Credit Score	Credit Approval Memo

Funding Date	Borrower Transaction History Extract

Maturity Date	Recompute by adding the Original Loan Term to the Funding Date.

Current Interest Rate	Borrower Transaction History Extract

Index	Credit Approval Memo

Spread	Credit Approval Memo

Loan Purpose	Credit Approval Memo

DSCR	Credit Approval Memo, Servicing Action Memo

Original Principal Balance	Credit Approval Memo

Current Principal Balance	Borrower Transaction History Extract

Attribute	Sources / Instructions

Origination LTV	Credit Approval Memo

Recompute as (i) the Original Principal Balance divided by (ii) the Aggregate Gross Market Value minus any prior liens listed in the Credit Approval Memo.

Current LTV	Credit Approval Memo

Recompute as (i) Current Principal Balance divided by (ii) the Aggregate Gross Market Value minus any prior liens listed in the Credit Approval Memo.

Original Loan Term	Credit Approval Memo

Remaining Term	Recompute as the number of days between the Next Due Date and the Maturity Date divided by 365 and multiplied by twelve (12).

Current Loan Age	Recompute as the number of days between the Funding Date and the Next Due Date divided by 365 and multiplied by twelve (12).

SBA Guarantee Percentage	Credit Approval Memo

Unguaranteed Portion	Recompute as the product of (i) the Original Principal Balance and (ii) one (1) minus the SBA Guarantee Percentage.

Guaranteed Portion	Recompute as the product of the Original Principal Balance and the SBA Guarantee Percentage.

Next Due Date	Borrower Transaction History Extract

We found such information to be in agreement except as listed in Exhibit B.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the SBA Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the SBA Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such SBA Loans being securitized, (iii) the compliance of the originator of the SBA Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the SBA Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

January 27, 2026

Exhibit A

The Sample SBA Loans

Sample SBA Loan Number	SBA Loan Number	Sample SBA Loan Number	SBA Loan Number	Sample SBA Loan Number	SBA Loan Number	Sample SBA Loan Number	SBA Loan Number
1	20261001	48	20261048	95	20261095	142	20261142
2	20261002	49	20261049	96	20261096	143	20261143
3	20261003	50	20261050	97	20261097	144	20261144
4	20261004	51	20261051	98	20261098	145	20261145
5	20261005	52	20261052	99	20261099	146	20261146
6	20261006	53	20261053	100	20261100	147	20261147
7	20261007	54	20261054	101	20261101	148	20261148
8	20261008	55	20261055	102	20261102	149	20261149
9	20261009	56	20261056	103	20261103	150	20261150
10	20261010	57	20261057	104	20261104	151	20261151
11	20261011	58	20261058	105	20261105	152	20261152
12	20261012	59	20261059	106	20261106	153	20261153
13	20261013	60	20261060	107	20261107	154	20261154
14	20261014	61	20261061	108	20261108	155	20261155
15	20261015	62	20261062	109	20261109	156	20261156
16	20261016	63	20261063	110	20261110	157	20261157
17	20261017	64	20261064	111	20261111	158	20261158
18	20261018	65	20261065	112	20261112	159	20261159
19	20261019	66	20261066	113	20261113	160	20261160
20	20261020	67	20261067	114	20261114	161	20261161
21	20261021	68	20261068	115	20261115	162	20261162
22	20261022	69	20261069	116	20261116	163	20261163
23	20261023	70	20261070	117	20261117	164	20261164
24	20261024	71	20261071	118	20261118	165	20261165
25	20261025	72	20261072	119	20261119	166	20261166
26	20261026	73	20261073	120	20261120	167	20261167
27	20261027	74	20261074	121	20261121	168	20261168
28	20261028	75	20261075	122	20261122	169	20261169
29	20261029	76	20261076	123	20261123	170	20261170
30	20261030	77	20261077	124	20261124	171	20261171
31	20261031	78	20261078	125	20261125	172	20261172
32	20261032	79	20261079	126	20261126	173	20261173
33	20261033	80	20261080	127	20261127	174	20261174
34	20261034	81	20261081	128	20261128	175	20261175
35	20261035	82	20261082	129	20261129	176	20261176
36	20261036	83	20261083	130	20261130	177	20261177
37	20261037	84	20261084	131	20261131	178	20261178
38	20261038	85	20261085	132	20261132	179	20261179
39	20261039	86	20261086	133	20261133	180	20261180
40	20261040	87	20261087	134	20261134	181	20261181
41	20261041	88	20261088	135	20261135	182	20261182
42	20261042	89	20261089	136	20261136	183	20261183
43	20261043	90	20261090	137	20261137	184	20261184
44	20261044	91	20261091	138	20261138	185	20261185
45	20261045	92	20261092	139	20261139	186	20261186
46	20261046	93	20261093	140	20261140	187	20261187
47	20261047	94	20261094	141	20261141	188	20261188

Exhibit A – Continued

Sample SBA		Sample SBA		Sample SBA		Sample SBA
Loan	SBA Loan	Loan	SBA Loan	Loan	SBA Loan	Loan	SBA Loan
Number	Number	Number	Number	Number	Number	Number	Number
189	20261189	197	20261197	205	20261205	213	20261213
190	20261190	198	20261198	206	20261206	214	20261214
191	20261191	199	20261199	207	20261207	215	20261215
192	20261192	200	20261200	208	20261208	216	20261216
193	20261193	201	20261201	209	20261209	217	20261217
194	20261194	202	20261202	210	20261210	218	20261218
195	20261195	203	20261203	211	20261211
196	20261196	204	20261204	212	20261212

Note:	The Company has assigned a unique Loan Number to each SBA Loan in the Data File. The SBA Loan Numbers referred to in this Exhibit are not the actual Loan Numbers.

Exhibit B

Exceptions List

Sample SBA	SBA Loan
Loan Number	Number	Attribute	Per Data File	Per Sources
210	20261210	Origination LTV[1]	107.24%	114.91%
210	20261210	Current LTV[1]	105.82%	113.39%
213	20261213	Aggregate Gross Market Value	$1,833,649	$1,933,649
213	20261213	Origination LTV[2]	93.37%	88.54%
213	20261213	Current LTV[2]	92.91%	88.11%

1 The exception is due to differences in the prior liens listed in the Credit Approval Memo for purposes of the recomputation.

2 The exception is due to exception in the related Aggregate Gross Market Value.